Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		¥ 1,765		¥ 1,765		¥ 43,238
Aggregate loan fair value		43,238		43,238		38,671
Investment in securities, measured at fair value		25,583		25,583		27,367
Other assets		9,219		9,219		12,449
Policy Liabilities and Policy Account Balances		333,017		333,017		360,198
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		38,671		38,671		37,865
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk		622	¥ 294
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		9,219		9,219		12,449	[1]
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		333,017		333,017		360,198
Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value			393
Equity securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		121	265	533
Investment in securities, measured at fair value		5,997	906	5,997	¥ 906	5,811
Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		790		790		420
Investment in securities, measured at fair value		11,878		11,878		12,100
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		41,473		41,473		806
Other assets		9,219		9,219		12,449
Policy Liabilities and Policy Account Balances		333,017		333,017		360,198
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				971	495
Investment in securities, measured at fair value	[2]	43,238		43,238		38,671
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value						1,264,244
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value		94,109		94,109
Fair Value, Measurements, Recurring | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value		1,576,349		1,576,349
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[1]	9,219		9,219
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[3]	333,017		333,017		360,198
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[4],[5]	417,433		417,433		425,593
Fair Value, Measurements, Recurring | Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		231
Fair Value, Measurements, Recurring | Foreign government bond securities | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				7	21
Foreign Corporate Debt Securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		7	¥ (12)
Foreign Corporate Debt Securities | Fair Value, Measurements, Recurring | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				1,048	¥ 136
Investment in securities, measured at fair value		¥ 18,796		¥ 18,796		¥ 21,136

[1]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥12,449 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2018 and 2019, see Note 17 “Life Insurance Operations.”
[2]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were gains of ¥495 million and ¥0 million from the change in the fair value of the loans for the nine months ended December 31, 2018 and 2019, respectively. Included in “Other (income) and expense, net” in the consolidated statements of income were a gain of ¥294 million and a loss of ¥0 million from the change in the fair value of the loans for the three months ended December 31, 2018 and 2019, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2018 and 2019 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2019, were ¥37,865 million and ¥38,671 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥806 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2019, were ¥0 million and ¥0 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥0 million. As of March 31, 2019 and December 31, 2019, there were no loans that are 90 days or more past due or, in non-accrual status.
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥360,198 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2018 and 2019, see Note 17 “Life Insurance Operations.”
[4]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥906 million and ¥0 million from the change in the fair value of those investments for the nine months ended December 31, 2018 and 2019, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥265 million and ¥0 million from the change in the fair value of those investments for the three months ended December 31, 2018 and 2019, respectively. The amounts of aggregate fair value elected the fair value option were ¥5,811 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively.
[5]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥12,100 million and ¥0 as of March 31, 2019 and December 31, 2019, respectively.